Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Cash and cash equivalents [abstract]
Cash and bank balances		₨ 74,456		₨ 60,648	₨ 60,417
Demand deposits with banks	[1]	47,518		36,305	31,463
Cash and cash equivalents		₨ 121,974	$ 1,428	₨ 96,953	₨ 91,880

[1]	These deposits can be withdrawn by the Company at any time without prior notice and without any penalty on the principal.